UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.6%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.9%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	$273	$273,314
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	394	395,724
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	153	155,301
Term Loan, 5.00%, Maturing November 2, 2018	337	342,577
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	132	132,863
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	698	218,854
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(3)	475	11,875
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	765	750,485
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,387	3,390,461
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,672	5,682,557

		$11,354,011

Automotive — 3.7%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.86%, Maturing April 27, 2020	$596	$597,912
Allison Transmission, Inc.
Term Loan, 3.16%, Maturing August 7, 2017	156	156,419
Term Loan, 3.75%, Maturing August 23, 2019	2,338	2,343,842
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	1,187	1,196,380
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	4,771	4,779,546
Term Loan, 3.25%, Maturing December 31, 2018	1,350	1,346,023
Cooper-Standard Automotive, Inc.
Term Loan, Maturing April 4, 2021(4)	425	426,594
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	625	629,687
Federal-Mogul Corporation
Term Loan, 2.10%, Maturing December 29, 2014	552	550,497
Term Loan, 2.10%, Maturing December 28, 2015	2,393	2,386,538
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	3,997,312
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing January 27, 2017	425	427,541
Metaldyne Company LLC
Term Loan, 4.25%, Maturing December 18, 2018	891	895,347
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	1,193	1,192,881
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,510	1,524,462

		$22,450,981

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brokers, Dealers and Investment Houses — 0.0%(5)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$274	$277,056

		$277,056

Building and Development — 1.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$672	$671,416
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020	173	173,682
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	398	399,493
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)	345	273,645
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	622	624,129
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,985	1,988,077
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,740	3,763,380
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	712	717,487
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	296	298,270

		$8,909,579

Business Equipment and Services — 8.9%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	$2,356	$2,373,326
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	3,307	3,325,802
Allied Security Holdings, LLC
Term Loan, 0.50%, Maturing February 12, 2021(6)	152	152,149
Term Loan, 4.25%, Maturing February 12, 2021	423	421,893
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	721	712,763
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,643	1,649,704
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 22, 2021	275	277,062
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,337	1,340,424
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	305	305,700
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	524	525,464
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	481	484,849
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021	375	374,297
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	222	222,788
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017	726	730,842
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017	1,132	1,144,523
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	237	239,365
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,285	1,282,026

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	$1,499	$1,458,968
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,750	2,773,116
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,698	3,705,799
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	912	892,285
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020	500	507,500
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	71	71,296
Term Loan, 4.00%, Maturing November 6, 2020	278	278,702
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020	1,028	1,029,229
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019	1,783	1,790,988
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019	694	700,993
IMS Health Incorporated
Term Loan, 3.75%, Maturing March 17, 2021	516	515,422
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	771	775,944
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	1,266	1,272,349
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	267	267,495
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 7, 2021	1,363	1,361,370
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,234	1,245,907
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020	200	201,938
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,495	1,495,130
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	375	365,625
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	615	616,372
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019	250	249,088
Nord Anglia Education Limited
Term Loan, Maturing March 19, 2021(4)	575	577,875
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	821	833,701
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	2,584	2,589,211
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	340	340,636
ServiceMaster Company
Term Loan, 3.41%, Maturing January 31, 2017	790	791,975
Term Loan, 4.41%, Maturing January 31, 2017	961	964,299
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017	424	426,239
Term Loan, 4.00%, Maturing March 9, 2020	3,203	3,215,477
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	572	576,752
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019	2,024	2,030,758

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	$52	$52,370
Term Loan, 6.00%, Maturing July 28, 2017	265	267,547
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	1,492	1,501,790
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	3,046	3,032,927

		$54,340,050

Cable and Satellite Television — 2.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	$912	$911,870
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018	196	196,368
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	2,279	2,282,765
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	720	714,526
Term Loan, 3.00%, Maturing January 3, 2021	1,315	1,305,917
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	156	156,509
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020	1,811	1,793,058
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	948	959,470
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015	1,370	1,370,612
Term Loan, 3.25%, Maturing January 29, 2021	521	518,132
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017	392	384,552
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021	1,753	1,751,634
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 8, 2020	4,250	4,245,219
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019	494	494,775

		$17,085,407

Chemicals and Plastics — 3.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$147	$147,946
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	76	76,762
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020	1,389	1,396,447
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020	2,878	2,885,961
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017	1,045	1,054,659
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	319	321,708
Huntsman International, LLC
Term Loan, 2.70%, Maturing April 19, 2017	1,168	1,171,641
Term Loan, Maturing October 15, 2020(4)	1,250	1,255,156
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018	5,044	5,034,290
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020	397	398,902

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018	$1,380	$1,388,150
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020	349	350,871
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	512,969
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	129	128,967
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017	2,050	2,055,852
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	744	748,562
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	2,035	2,049,744
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,175	2,171,894
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020	70	70,043
WR Grace & Co.
Term Loan, 3.00%, Maturing January 31, 2021	350	350,073
Term Loan, 0.50%, Maturing February 3, 2021(6)	125	125,026

		$23,695,623

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,585	$1,592,917
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	821	823,437

		$2,416,354

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	$3,148	$3,138,938
Term Loan, 3.75%, Maturing January 6, 2021	2,195	2,192,404
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017	1,308	1,317,637
Pelican Products, Inc.
Term Loan, 7.25%, Maturing July 11, 2018	197	197,974
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018	1,703	1,711,865
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	285	286,650

		$8,845,468

Cosmetics/Toiletries — 0.3%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	$316	$318,179
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	723	725,448
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,139	1,088,216

		$2,131,843

Drugs — 2.5%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(4)	$425	$430,971
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	197	198,152

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	$309	$313,536
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016	2,228	2,239,228
Term Loan, 4.25%, Maturing September 15, 2017	741	745,435
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	250	249,635
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	525	529,791
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	2,032	2,038,197
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	2,873	2,886,992
Term Loan, 3.75%, Maturing December 11, 2019	985	989,925
Term Loan, 3.75%, Maturing August 5, 2020	2,529	2,554,332
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017	2,303	2,312,173

		$15,488,367

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$4,202	$4,201,510

		$4,201,510

Electronics/Electrical — 7.5%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	$694	$701,356
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	348	349,883
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018	494	491,281
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,546	1,559,696
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	1,493	1,499,340
Term Loan - Second Lien, 4.00%, Maturing June 26, 2020	450	467,437
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	721	725,659
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	422	421,637
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021	325	326,896
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,024	1,021,830
Term Loan, 4.50%, Maturing April 29, 2020	5,786	5,753,680
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	1,248	1,253,127
Entegris, Inc.
Term Loan, Maturing February 4, 2021(4)	325	325,000
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	517	520,065
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020	323	325,468
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	500	503,750
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,285	1,290,891
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	1,943	1,951,759

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	$971	$981,456
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	246	245,472
Term Loan, 3.75%, Maturing June 3, 2020	5,150	5,142,145
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,759	1,779,397
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019	990	996,806
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	577	576,738
NXP B.V.
Term Loan, 3.75%, Maturing January 11, 2020	1,219	1,216,590
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	599	600,308
Renaissance Learning, Inc.
Term Loan, 6.25%, Maturing October 16, 2020	522	525,205
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	220	220,491
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	329	329,576
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,694	3,689,267
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	602	607,147
Serena Software, Inc.
Term Loan, 4.15%, Maturing March 10, 2016	1,648	1,647,024
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 27, 2021	450	453,375
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	226	229,525
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	385	408,100
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,033	1,035,514
Southwire Company
Term Loan, 3.25%, Maturing February 11, 2021	250	249,978
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.25%, Maturing June 7, 2019	44	43,957
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	424	425,071
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019	69	69,179
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	583	581,216
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,294	1,299,303
Sybil Software LLC
Term Loan, Maturing March 18, 2020(4)	1,150	1,148,083
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	487	489,563
Wall Street Systems, Inc.
Term Loan, 9.50%, Maturing October 25, 2019	568	572,071
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	465	470,320
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	447	451,091

		$45,972,723

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	$1,458	$1,457,422
International Lease Finance Corporation
Term Loan, 3.50%, Maturing February 13, 2021	1,625	1,628,191

		$3,085,613

Financial Intermediaries — 4.0%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	$300	$301,060
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	364	366,425
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	469	473,753
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,024	1,028,967
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	272	270,042
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	500	500,000
Term Loan, 4.15%, Maturing March 23, 2018	2,830	2,840,373
Term Loan, 4.15%, Maturing September 24, 2018	1,125	1,129,336
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	773	771,130
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	498	501,076
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	295	296,789
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,331	1,323,907
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	596	597,167
LPL Holdings, Inc.
Term Loan, 3.50%, Maturing March 29, 2017	250	250,859
Term Loan, 3.25%, Maturing March 29, 2019	1,915	1,915,104
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	316	318,256
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	647	649,328
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	223	223,585
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	2,765	2,776,958
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	448	452,227
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,609	1,618,121
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	637	612,113
RCS Capital Corporation
Term Loan, Maturing March 31, 2019(4)	700	705,032
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,589	1,585,079
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017	675	677,431
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	399	404,985
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,156	2,147,173

		$24,736,276

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 3.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$617	$620,076
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	1,988	1,978,838
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	640	647,098
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	547	551,184
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	450	450,448
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	1,125	1,130,147
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	723	727,346
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	5,508	5,545,904
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	733	736,841
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,601,217
Term Loan, 3.75%, Maturing September 18, 2020	970	969,058
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,169	1,173,489
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,742,094
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	423	421,553
Term Loan, 3.25%, Maturing April 29, 2020	2,030	2,022,794

		$23,318,087

Food Service — 3.2%
Aramark Corporation
Term Loan, 1.87%, Maturing July 26, 2016	$48	$48,296
Term Loan, 1.87%, Maturing July 26, 2016	216	216,310
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020	175	176,090
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(3)	83	83,191
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019	1,010	1,016,487
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021	1,000	994,792
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021	450	450,979
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	1,103	1,108,273
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021	3,311	3,294,685
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,739	1,752,682
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	1,317	1,325,855
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	1,203	1,202,125
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019	193	193,825
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018	293	295,140
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	149	148,991

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	$3,449	$3,472,218
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,267	2,542,134
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019	1,154	1,152,861

		$19,474,934

Food/Drug Retailers — 1.1%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016	$225	$226,810
Term Loan, 4.75%, Maturing March 21, 2019	396	399,799
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,916	2,908,131
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019	222	223,841
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	1,265	1,265,834
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	256,312
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	1,473	1,484,070

		$6,764,797

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	$298	$301,472

		$301,472

Health Care — 9.3%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	$221	$222,154
Term Loan, 4.25%, Maturing June 30, 2017	244	246,359
Term Loan, 4.25%, Maturing June 30, 2017	1,170	1,178,775
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	645	646,033
Amneal Pharmaceuticals LLC
Term Loan, 5.76%, Maturing November 1, 2019	348	351,297
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	765	769,139
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	222	223,437
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017	4,470	4,480,497
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	91	91,261
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	1,062	1,066,786
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017	880	886,993
Term Loan, 4.25%, Maturing January 27, 2021	5,911	5,968,206
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	524	525,609
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019	1,531	1,541,831
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,377	1,384,237
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,390	2,395,756
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	281	281,907
Term Loan, 4.25%, Maturing August 31, 2020	919	921,307

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	$1,372	$1,360,133
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing February 27, 2021(4)	3,200	3,202,000
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017	5,122	5,126,562
Term Loan, 2.98%, Maturing May 1, 2018	423	423,404
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019	740	738,013
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	800	804,557
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,340	1,344,730
Term Loan, 7.75%, Maturing May 15, 2018	333	332,237
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021	550	548,052
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	487	488,536
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	1,333	1,338,891
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	398	388,560
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	2,025	2,028,639
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	181	182,192
Medpace, Inc.
Term Loan, 6.25%, Maturing June 16, 2017	214	214,799
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	299	301,521
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	218	218,400
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021	350	352,990
Onex Carestream Finance LP
Term Loan, 5.02%, Maturing June 7, 2019	1,447	1,463,601
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,446	1,453,832
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	2,839	2,850,893
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021	500	501,562
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	796	797,827
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	915	914,160
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	499	501,551
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	444	448,958
Select Medical Corporation
Term Loan, 2.91%, Maturing December 20, 2016	175	175,652
Term Loan, 3.75%, Maturing June 1, 2018	900	907,753
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	295	297,474
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	1,468	1,467,010
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	705	704,005

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	$813	$806,561
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	199	199,375
Universal Health Services, Inc.
Term Loan, 2.41%, Maturing November 15, 2016	748	752,811

		$56,818,825

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021	$150	$150,187
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	776	779,486
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,783	2,783,531

		$3,713,204

Industrial Equipment — 2.7%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	$157	$157,887
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	3,816	3,787,839
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020	175	176,090
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,095	1,095,390
Gates Investments, Inc.
Term Loan, 3.75%, Maturing September 29, 2016	1,283	1,287,342
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020	1,915	1,920,163
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018	447	449,288
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	1,705	1,712,253
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021	200	200,432
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	372	373,118
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019	444	446,875
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,786	2,794,263
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018	519	520,493
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	200	201,625
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	894	894,979
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	260	261,246
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	275	277,578

		$16,556,861

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	$1,708	$1,716,383
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	2,331	2,351,468
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	549	552,054

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	$5,661	$5,681,438
Term Loan, 4.25%, Maturing July 8, 2020	546	544,283
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	675	698,485
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	487	488,605
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	273	271,232
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	469	472,305
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	1,766	1,773,852
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,029	2,039,561

		$16,589,666

Leisure Goods/Activities/Movies — 4.5%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	$1,822	$1,824,681
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	1,287	1,289,145
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	796	800,721
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,606,196
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	1,733	1,739,857
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	518	519,718
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	3,460	3,496,481
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	621	627,272
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	594	597,713
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	223	224,586
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	525	524,672
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	172	172,887
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	2,516	2,530,427
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	376	332,713
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	642	643,747
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,528	1,507,833
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	1,638	1,647,284
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	1,003	999,653
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	773	765,815
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	248	248,513
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	2,042	2,035,549

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	$3,474	$3,497,598

		$27,633,061

Lodging and Casinos — 2.6%
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	$299	$299,172
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018	830	785,206
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020	549	553,825
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020	398	399,990
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	90	91,963
Term Loan, 5.50%, Maturing November 21, 2019	209	214,581
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020	5,768	5,785,506
La Quinta Intermediate Holdings LLC
Term Loan, Maturing February 19, 2021(4)	775	776,332
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020	1,197	1,196,532
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,926	1,925,225
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	620	622,930
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	1,296	1,304,904
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	1,895	1,900,185
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	224	224,925

		$16,081,276

Nonferrous Metals/Minerals — 2.4%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,411	$1,374,221
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	2,438	2,407,841
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	272	278,546
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017	249	250,823
Term Loan, 4.50%, Maturing September 5, 2019	2,241	2,260,855
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	850	858,803
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	490	470,196
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,668	2,672,884
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,265	1,274,700
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	568	561,425
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	2,603	2,522,198

		$14,932,492

Oil and Gas — 3.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$1,684	$1,696,596
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,062	1,068,786

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	$66	$66,875
Term Loan, 9.00%, Maturing June 23, 2017	1,051	1,065,795
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,291	1,316,129
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	725	724,341
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	647	649,147
Term Loan - Second Lien, 8.13%, Maturing September 30, 2020	425	443,176
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,234	3,253,876
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	623	630,888
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	229	229,441
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,425	1,439,784
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,895	1,893,050
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	23	23,004
Term Loan, 4.25%, Maturing December 16, 2020	61	61,683
Term Loan, 4.25%, Maturing December 16, 2020	440	443,419
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	78	78,753
Term Loan, 4.25%, Maturing September 25, 2019	128	128,932
Term Loan, 4.25%, Maturing October 1, 2019	967	973,014
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,787	1,804,996
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,888	1,879,826

		$19,871,511

Publishing — 3.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	$396	$398,475
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019	680	682,550
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019	823	835,282
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,832	3,684,277
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	2,171	2,174,869
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,590	4,545,142
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	360	361,846
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020	672	679,035
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	351	355,027
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	225	226,125
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014	302	251,063
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014	21	21,259
Nielsen Finance LLC
Term Loan, 2.90%, Maturing May 2, 2016	2,367	2,373,370

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019	$373	$377,478
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	546	536,650
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020	672	673,304
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 29, 2014	58	57,839

		$18,233,591

Radio and Television — 2.1%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016	$8	$7,801
Term Loan, 6.90%, Maturing January 30, 2019	453	444,185
Term Loan, 7.65%, Maturing July 30, 2019	146	145,743
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,767	2,792,217
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	183	184,380
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020	2,300	2,274,878
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019	72	72,123
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	244	245,792
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	430	431,550
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	488	489,384
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020	1,386	1,380,802
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	438	439,677
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020	223	220,970
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	375	365,625
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020	2,775	2,777,621
Term Loan, 4.00%, Maturing March 2, 2020	495	495,258

		$12,768,006

Retailers (Except Food and Drug) — 4.2%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	$1,276	$1,288,003
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	1,513	1,521,055
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,188	2,172,660
David’s Bridal, Inc.
Term Loan, 5.03%, Maturing October 11, 2019	617	620,177
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	320	321,736
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,667	1,685,634
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	2,336	2,371,682
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,925	1,923,497
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,101	2,102,561

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	$1,265	$1,268,940
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	2,718	2,731,990
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019	247	248,728
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019	741	742,584
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	222	224,409
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,475	1,481,201
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,150	1,156,469
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	837	842,249
Term Loan, 4.25%, Maturing August 7, 2019	271	272,653
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing February 6, 2021	350	349,125
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	921	922,520
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	1,022	982,818
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016	594	591,030

		$25,821,721

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014	$517	$519,145
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019	4,576	4,616,269
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,327	1,333,331
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	3,147	3,178,234
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	712	712,034
Patriot Coal Corporation
Term Loan, 10.25%, Maturing December 15, 2018	1,496	1,499,367
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	152	152,049
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	1,096	1,099,884

		$13,110,313

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 1.88%, Maturing March 9, 2018	$1,000	$994,375
Term Loan, 3.00%, Maturing March 11, 2018	1,139	1,135,312
Term Loan, 3.75%, Maturing March 12, 2018	889	891,250
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,025	1,024,359
Swift Transportation Co. Inc.
Term Loan, 2.90%, Maturing December 21, 2016	663	667,568
Term Loan, 4.00%, Maturing December 21, 2017	579	584,711

		$5,297,575

Telecommunications — 2.7%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	$1,327	$1,322,513

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	$198	$197,752
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	1,850	1,846,853
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,767,789
Mitel US Holdings, Inc.
Term Loan, 5.25%, Maturing January 31, 2020	200	201,910
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	1,125	1,122,891
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	656,336
Term Loan, 4.00%, Maturing April 23, 2019	864	866,003
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,817	3,823,320
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	443	444,026
Ziggo N.V.
Term Loan, Maturing January 15, 2022(4)	363	360,480
Term Loan, Maturing January 15, 2022(4)	564	559,388
Term Loan, Maturing January 15, 2022(4)	598	592,861

		$16,762,122

Utilities — 2.4%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	$1,313	$1,319,784
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	571	562,025
Term Loan, 3.25%, Maturing January 31, 2022	597	589,161
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	462	464,151
Term Loan, 4.00%, Maturing April 2, 2018	2,765	2,777,748
Term Loan, 4.00%, Maturing October 9, 2019	419	420,457
Term Loan, 4.00%, Maturing October 30, 2020	224	225,419
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	534	537,191
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	360	362,401
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	1,000	1,007,292
Term Loan, 4.25%, Maturing December 31, 2019	298	299,922
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	349	350,191
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	142	142,984
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	4,343	4,312,396
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020(6)	19	19,202
Term Loan, 4.25%, Maturing May 6, 2020	154	154,003
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	948	960,063
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	249	251,089

		$14,755,479

Total Senior Floating-Rate Interests (identified cost $573,443,813)		$573,795,854

Corporate Bonds & Notes — 1.8%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20	$1,475	$1,534,000
Ineos Finance PLC
8.375%, 2/15/19(7)	575	637,531
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)	725	780,281

		$2,951,812

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$2,026,062
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)	225	239,625

		$2,265,687

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(7)	$650	$702,000

		$702,000

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,105,125

		$1,105,125

Industrial Equipment — 0.0%(5)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(8)	$39	$31,097

		$31,097

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	$1,125	$1,001,250
9.00%, 2/15/20	625	564,063

		$1,565,313

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19	$181	$190,955
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	426,720

		$617,675

Telecommunications — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)	$500	$518,750
Wind Acquisition Finance SA
6.50%, 4/30/20(7)	250	272,813

		$791,563

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(7)	$1,178	$1,325,250

		$1,325,250

Total Corporate Bonds & Notes (identified cost $10,879,212)		$11,355,522

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(3)(8)	15,250	$686,250

		$686,250

Food Service — 0.0%(5)
Buffets Restaurants Holdings, Inc.(3)(8)(9)	776	$4,268

		$4,268

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(8)(9)	41,797	$480,667
Tropicana Entertainment, Inc.(8)(9)	71,982	1,330,947

		$1,811,614

Publishing — 0.2%
ION Media Networks, Inc.(3)(8)	399	$122,884
MediaNews Group, Inc.(3)(8)(9)	45,600	1,083,003

		$1,205,887

Total Common Stocks (identified cost $2,344,506)		$3,708,019

Total Investments — 96.0% (identified cost $586,667,531)		$588,859,395

Less Unfunded Loan Commitments — (0.0)%(5)		$(288,389)

Net Investments — 96.0% (identified cost $586,379,142)		$588,571,006

Other Assets, Less Liabilities — 4.0%		$24,519,298

Net Assets — 100.0%		$613,090,304

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after March 31, 2014, at which time the interest rate will be determined.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $4,902,970 or 0.8% of the Fund’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$586,290,327

Gross unrealized appreciation	$4,858,784
Gross unrealized depreciation	(2,578,105)

Net unrealized appreciation	$2,280,679

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$573,412,399	$95,066	$573,507,465
Corporate Bonds & Notes	—	11,324,425	31,097	11,355,522
Common Stocks	1,330,947	—	2,377,072	3,708,019
Total Investments	$1,330,947	$584,736,824	$2,503,235	$588,571,006

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2014 is not presented.

At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 802.4%(100% of Total Investments)

Security	Shares	Value
Aerospace & Defense — 34.5%
Boeing Co. (The)	8,052	$1,010,445
Honeywell International, Inc.	5,242	486,248
United Technologies Corp.	5,121	598,338

		$2,095,031

Airlines — 17.0%
Delta Air Lines, Inc.	17,833	$617,914
United Continental Holdings, Inc.(1)	9,302	415,148

		$1,033,062

Automobiles — 6.7%
Volkswagen AG, PFC Shares	1,576	$408,650

		$408,650

Banks — 108.3%
Bank of America Corp.	84,038	$1,445,454
Citigroup, Inc.	29,730	1,415,148
JPMorgan Chase & Co.	24,651	1,496,562
PNC Financial Services Group, Inc. (The)	9,215	801,705
Regions Financial Corp.	68,482	760,835
SunTrust Banks, Inc.	16,333	649,890

		$6,569,594

Biotechnology — 15.9%
Gilead Sciences, Inc.(1)	13,635	$966,176

		$966,176

Capital Markets — 40.6%
Blackstone Group LP (The)	20,658	$686,879
Invesco, Ltd.	22,564	834,868
Morgan Stanley	30,288	944,077

		$2,465,824

Chemicals — 27.5%
CF Industries Holdings, Inc.	1,868	$486,875
LyondellBasell Industries NV, Class A	13,272	1,180,412

		$1,667,287

Communications Equipment — 21.4%
QUALCOMM, Inc.	9,817	$774,168
Telefonaktiebolaget LM Ericsson ADR	39,266	523,416

		$1,297,584

Consumer Finance — 25.6%
American Express Co.	5,493	$494,535
Discover Financial Services	18,229	1,060,745

		$1,555,280

Diversified Telecommunication Services — 14.4%
Verizon Communications, Inc.	18,361	$873,433

		$873,433

1

Security	Shares	Value
Electric Utilities — 16.0%
NextEra Energy, Inc.	10,150	$970,543

		$970,543

Electrical Equipment — 13.9%
Eaton Corp. PLC	6,068	$455,828
Emerson Electric Co.	5,825	389,110

		$844,938

Electronic Equipment, Instruments & Components — 13.3%
Corning, Inc.	38,626	$804,193

		$804,193

Energy Equipment & Services — 4.6%
Cameron International Corp.(1)	4,479	$276,668

		$276,668

Food & Staples Retailing — 20.3%
CVS Caremark Corp.	16,430	$1,229,950

		$1,229,950

Food Products — 7.9%
Nestle SA	6,348	$477,811

		$477,811

Health Care Equipment & Supplies — 15.8%
Covidien PLC	5,799	$427,154
Stryker Corp.	6,564	534,769

		$961,923

Household Durables — 7.7%
Mohawk Industries, Inc.(1)	3,416	$464,508

		$464,508

Insurance — 38.0%
ACE, Ltd.	5,633	$558,005
Allstate Corp. (The)	9,609	543,677
MetLife, Inc.	17,912	945,754
Prudential Financial, Inc.	3,037	257,082

		$2,304,518

Internet Software & Services — 8.1%
Google, Inc., Class A(1)	442	$492,613

		$492,613

Life Sciences Tools & Services — 11.5%
Thermo Fisher Scientific, Inc.	5,799	$697,272

		$697,272

Machinery — 9.8%
Caterpillar, Inc.	5,977	$593,935

		$593,935

Media — 27.2%
Comcast Corp., Class A	12,674	$633,954
Walt Disney Co. (The)	12,663	1,013,926

		$1,647,880

Multi-Utilities — 16.7%
Sempra Energy	10,472	$1,013,271

		$1,013,271

Multiline Retail — 13.4%
Dollar General Corp.(1)	4,801	$266,359
Macy’s, Inc.	9,186	544,638

		$810,997

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 111.2%
Anadarko Petroleum Corp.	5,761	$488,302
Chevron Corp.	11,117	1,321,922
ConocoPhillips	13,533	952,047
Exxon Mobil Corp.	14,023	1,369,767
Marathon Oil Corp.	19,379	688,342
Occidental Petroleum Corp.	12,746	1,214,566
Phillips 66	9,213	709,954

		$6,744,900

Pharmaceuticals — 74.5%
Merck & Co., Inc.	18,494	$1,049,904
Pfizer, Inc.	40,187	1,290,806
Roche Holding AG PC	3,430	1,031,619
Sanofi	5,916	618,217
Shire PLC ADR	3,554	527,876

		$4,518,422

Real Estate Investment Trusts (REITs) — 27.9%
American Tower Corp.	5,017	$410,742
Public Storage, Inc.	3,360	566,126
Simon Property Group, Inc.	4,374	717,336

		$1,694,204

Road & Rail — 12.8%
Union Pacific Corp.	4,150	$778,789

		$778,789

Semiconductors & Semiconductor Equipment — 8.0%
Intel Corp.	18,850	$486,519

		$486,519

Technology Hardware, Storage & Peripherals — 24.3%
Apple, Inc.	1,699	$911,921
EMC Corp.	20,623	565,277

		$1,477,198

Tobacco — 7.6%
Reynolds American, Inc.	8,676	$463,472

		$463,472

Total Common Stocks (identified cost $36,888,798)		$48,686,445

Total Investments — 802.4% (identified cost $36,888,798)		$48,686,445

Other Assets, Less Liabilities — (702.4)%(2)		$(42,619,130)

Net Assets — 100.0%		$6,067,315

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Includes payable for Fund shares redeemed of $43,427,282.

On March 31, 2014, one of the Fund’s separate account shareholders redeemed its interest in the Fund approximating $43,427,000. The redemption was paid in cash from proceeds from the sale of the Fund’s securities subsequent to quarter end.

The Fund did not have any open financial instruments at March 31, 2014.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,999,382

Gross unrealized appreciation	$11,751,167
Gross unrealized depreciation	(64,104)

Net unrealized appreciation	$11,687,063

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,923,385	$408,650		$—	$3,332,035
Consumer Staples	1,693,422	477,811		—	2,171,233
Energy	7,021,568	—		—	7,021,568
Financials	14,589,420	—		—	14,589,420
Health Care	5,493,957	1,649,836		—	7,143,793
Industrials	5,345,755	—		—	5,345,755
Information Technology	4,558,107	—		—	4,558,107
Materials	1,667,287	—		—	1,667,287
Telecommunication Services	873,433	—		—	873,433
Utilities	1,983,814	—		—	1,983,814
Total Common Stocks	$46,150,148	$2,536,297	*	$—	$48,686,445
Total Investments	$46,150,148	$2,536,297		$—	$48,686,445

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014